S000052237 [Member] Expense Example - Ultra-Short Term Fixed Income Fund - Ultra-Short Term Fixed Income Fund	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 256
Expense Example, with Redemption, 3 Years	818
Expense Example, with Redemption, 5 Years	1,407
Expense Example, with Redemption, 10 Years	$ 3,001